Goodwill (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Goodwill
Balance, beginning of period	$ 8,202
Impact of foreign exchange	(5,863)	629
Balance, end of period	55,814	8,202
Emer
Goodwill
Acquisition during period	50,774
AFV
Goodwill
Acquisition during period	2,701
OMVL
Goodwill
Acquisition during period		$ 7,573